Supplementary information on oil and gas activities (unaudited)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Supplementary information on oil and gas activities (unaudited)
Note 33. Supplementary information on oil and gas activities (unaudited)
The following information on crude oil and natural gas activities was prepared according to the method established in ASC 932 “Extractive Activities – Oil & gas”, amended by ASU 2010 - 03 “Oil and Gas Reserve Estimation and Disclosure,” published by the Financial Accounting Standard Board (“FASB”) in January 2010 to align current estimation and disclosure requirements with the requirements in the final rules and interpretations issued by the Security and Exchange Commission (“SEC”), published on December 31, 2008. This information includes the Company’s Crude oil and Natural gas production activities in Argentina and Mexico.
Costs incurred
The following table shows capitalized costs and expenses incurred in the years ended December 31, 2025, 2024 and 2023, based on the following considerations:

(i)	The acquisition of properties includes the costs incurred to acquire proved or unproved oil and gas properties.

(ii)
Exploration costs include the costs required to retain undeveloped properties, seismic acquisition costs, seismic data interpretation, geologic modelling, costs of drilling exploration wells and drilled well testing.

(iii)
Development costs include drilling costs and equipment for development wells, the construction of facilities for hydrocarbon extraction, transport, treatment and storage, and all the costs needed to maintain facilities for existing developed reserves.

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Argentina	Mexico (1)	Argentina	Mexico	Argentina	Mexico
Acquisition of properties
Proved	(599,387)	—	—	—	—	—
Unproved	—	—	—	—	—	—

Total acquisition of properties	(599,387)	—	—	—	—	—

Exploration	—	—
Development (2)	(2,685,512)	(86)	(1,055,599)	(2,472)	(615,481)	(17,283)

Total costs incurred	(3,284,899)	(86)	(1,055,599)	(2,472)	(615,481)	(17,283)

(1)	See Note 3.2.2.
(2)	Including the re-estimation of well plugging and abandonment (Note 12).

Capitalized cost
The following table shows capitalized costs during the years ended December 31, 2025, 2024, and 2023, for proved and unproved crude oil and natural gas reserves, and accumulated depreciation:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
	Argentina	Mexico (1)	Argentina	Mexico (1)	Argentina	Mexico
Proved properties
Machinery, facilities, software licenses and other	114,333	—	97,126	928	79,566	928
Oil & gas properties and wells (2)	6,731,181	—	3,697,835	42,436	2,521,781	36,146
Works in progress	596,810	—	189,261	1,946	121,808	1,207

Gross capitalized costs	7,442,324	—	3,984,222	45,310	2,723,155	38,281
Cumulative depreciation	(1,994,429)	—	(1,268,049)	(6,566)	(842,024)	(4,006)

Total net capitalized costs	5,447,895	—	2,716,173	38,744	1,881,131	34,275

(1)
For the year ended December 31, 2025,
including an impairment of long-lived assets of 38,252 in Mexico. Therefore, for the year ended December 31, 2024, including a reversal of impairment of long-lived assets of 4,207 in Mexico (Note 3.2.2).

(2)	Including the re-estimation of well plugging and abandonment (Note 12).
Results of operations
The following breakdown of results of operations summarizes income and expenses directly related to crude oil and natural gas production for the years ended December 31, 2025, 2024 and 2023. Income tax for these periods was calculated using statutory tax rates.

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenue from contracts with customers	2,474,197	1,647,768	1,168,774

Total revenue	2,474,197	1,647,768	1,168,774
Production costs excluding depreciation
Operating and other costs	(185,899)	(114,806)	(96,743)
Royalties and others	(345,349)	(243,950)	(176,813)
Other non-cash costs related to the transfer of conventional assets	(29,016)	(33,570)	(27,539)

Total production costs	(560,264)	(392,326)	(301,095)

Depreciation, depletion and amortization	(738,903)	(437,699)	(276,430)
Discount for well plugging and abandonment liabilities	(2,434)	(1,312)	(2,387)
Impairment of long-lived assets	(38,252)	4,207	(24,585)

Operating profit before income tax	1,134,344	820,638	564,277
Income tax	(340,303)	(246,191)	(169,283)

Crude oil & Natural gas operating profit	794,041	574,447	394,994

Estimated crude oil and natural gas reserves
Proved reserves as of December 31, 2025 and 2024, are net reserves attributable to Vista certificated by DeGolyer and MacNaughton for the assets located in Argentina, and Mexico.
Proved crude oil and natural gas reserves are the quantities of crude oil and natural gas which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible, from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. In some cases, substantial investments may be required in related wells and facilities to recover proved reserves.

The Company considers that its remaining estimated volumes of crude oil and natural gas proved recoverable reserves are fair and that these estimates were prepared according to SEC regulations and ASC 932, as amended. Consequently, crude oil prices used in determining proved reserves were the average price during the 12 months prior to the end date of December 31, 2025, and 2024, respectively, determined as an unweighted average of the first day of the month for each month within these periods. Moreover, since there are no natural gas prices available in the benchmark market in Argentina, VISTA used the average natural gas prices for the year to determine natural gas reserves. In addition, for certain natural gas volumes, Vista will obtain an incentive price subsidized by the Argentine government through “Gas Plan IV”. A weighted average price is estimated for certain areas per subsidized and unsubsidized volume. The independent certificators carried out by DeGolyer and MacNaughton as of December 31, 2025 and 2024 in Argentina and Mexico, covered all the estimated reserves located in the areas operated and not operated by the Company.
In all cases, were audit the estimated reserves according to Rule
4-10
of Regulation
S-X
issued by the SEC, and according to the provisions for disclosing crude oil and natural gas reserves under FASB ASC 932. We provided all the information requested during the audit processes. In Argentina royalties paid to the provinces have not been deducted from reported proved reserves. Gas includes gas sale and consumption.
The volumes of liquid hydrocarbons represent crude oil, condensate, gasoline and LPG to be recovered in field separation and plant processing and are reported in million barrels (“MMBbl”) The volumes of Natural gas represent expected gas sales and the use of fuel in the field and are reported in billion cubic feet (“Bcf”) (10
9
) in standard conditions of 14.7 psia and 60°F. Gas volumes arise from the separation and processing in the field, which are reduced by injection, venting and shrinkage, and include the volume of natural gas consumed in the field for production. Natural gas reserves were converted into liquid equivalent using the conversion factor of 5.615 cubic feet of Natural gas per 1 barrel of liquid equivalent.
The following tables show proved oil reserves, net (including crude oil, condensate oil and LPG) and natural gas reserves, net, as of December 31, 2025, 2024, 2023 and 2022 according to VISTA’s interest percentage in the related concessions:
Proved reserves as of December 31, 2025

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	208.4	135.2	24.1
Proved undeveloped	314.7	230.2	41.0

Total proved reserves	523.1	365.3	65.0

Mexico (2)	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	—	—	—
Proved undeveloped	—	—	—

Total proved reserves	—	—	—

Proved reserves as of December 31, 2024

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	107.0	109.0	19.4
Proved undeveloped	208.2	173.2	30.8

Total proved reserves	315.2	282.2	50.2

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	2.1	4.0	0.7
Proved undeveloped	5.3	9.4	1.7

Total proved reserves	7.4	13.4	2.4

Proved reserves as of December 31, 2023

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	71.0	85.5	15.2
Proved undeveloped	191.3	173.3	30.9

Total proved reserves	262.3	258.8	46.1

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	1.8	4.5	0.8
Proved undeveloped	5.5	11.4	2.0

Total proved reserves	7.3	15.9	2.8

Proved reserves as of December 31, 2022

Argentina	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	68.3	99.2	17.7
Proved undeveloped	136.8	139.7	24.8

Total proved reserves	205.1	238.9	42.5

Mexico	Crude oil (1)	Natural gas	Natural gas
Categories of reserves	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved developed	0.2	0.1	0.0
Proved undeveloped	2.7	5.9	1.1

Total proved reserves	2.9	6.0	1.1

(1)	It refers to crude oil, condensate, and LPG.
(2)	See Note 1.1.

The following table shows the reconciliation of the Company’s reserve data between December 31, 2024, and December 31, 2025:

Argentina	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2024	315.2	282.2	50.2
Increase (decrease) attributable to:
Review of prior estimates (2)	1.9	(13.4)	(2.4)
Purchases (sales) of on-site proved reserves (3)	131.9	74.9	13.3
Extensions and discoveries (4)	113.9	68.9	12.3
Production for the year (5) (6)	(36.6)	(37.1)	(6.6)
Other (7)	(3.3)	(10.3)	(1.8)

Reserves as of December 31, 2025 (8)	523.1	365.3	65.0

(1)	It refers to crude oil, condensate, and LPG.
(2)	The changes caused by the revisions of prior estimates of proved developed and undeveloped reserves of crude oil (+1.9 MMbbl) and natural gas (- 13.4 Bcf) are mainly related to:
(a) in connection with the proved developed reserves: revision attributable to well performance and prices in: (i) Bajada del Palo Oeste (+2.03 MMbbl and
-13.72
Bcf); (ii) Bajada del Palo Oeste-conventional
(-0.14
MMbbl and
-5.23
Bcf); (iii) Bajada del Palo Este (“BPE”)
(-0.63
MMbbl and
-3.09
Bcf); (iv)
BPE-conventional
(-0.02
MMbbl and
-0.70
Bcf); (v) Aguada Federal (+0.26 MMbbl and +0.90 Bcf); (vi) remainder areas (+0.57 MMbbl and +8.42 Bcf); (vii) in Aguila Mora: negative revisions related to lower prices
(-0.20
MMbbl and
-0.29
Bcf) and positive revisions related to improved performance (+0.04 MMbbl and +0.35 Bcf).

(3)	The changes in proved developed and undeveloped reserves resulting from purchases (sales) of crude oil (+131.9 MMbbl) and natural gas (+74.9 Bcf) are mainly related to:
(a) in connection with the proved developed reserves: (i) the acquisition of Trafigura’s working interest in Bajada del Palo Oeste resulted in additions of (+5.27 MMbbl and +4.63 Bcf); (ii) the acquisition of LACh’s working interest resulted in additions of (+61.6 MMbbl and +29.71 Bcf) (Note 1.2).
(b) in connection with the undeveloped reserves: (i) the acquisition of LACh’s working interest resulted in additions of (+65.0 MMbbl and +40.58 Bcf) (Note 1.2.2).

(4)	The changes in proved developed and undeveloped reserves due to the extension and discovery of crude oil (+113.9 MMbbl) and natural gas (+68.9 Bcf) are mainly related to:
(a) in connection with the proved developed reserves: the increase is related to the successful drilling activities in the Vaca Muerta formation in: (i) LACh resulting in the addition of 45 gross wells (10 pads) (+26.10 MMbbl and +19.15 Bcf); (ii) BPE resulting in the addition of 9 wells (2 pads) (+10.10 MMbbl and +1.76 Bcf); and (iii) Bajada del Palo Oeste resulting in the addition of 17 wells (4 pads) (+11.69 MMbbl and +7.17 Bcf).
(b) in connection with the Proved undeveloped reserves enabled by drilling operations in the Vaca Muerta formation: (i) Aguada Federal resulting in the addition (+4.97 MMbbl y +2.16 Bcf); Bajada del Palo Este resulting in the addition (+19.30 MMbbl y +8.47 Bcf); and Bajada del Palo Oeste resulting in the addition (+41.62 MMbbl y +30.24 Bcf).

(5)	Considering the production attributable to Vista Argentina.

(6)	Gas production includes: (i) gas for sale 5.4 MMbbl and 30.4 Bcf and (ii) gas used for internal consumption 1.2 MMbbl and 6.7 Bcf, respectively.

(7)
Reflects the net impact of adjustments to the well inventory in LACh, including 45 horizontal wells connected following Vista’s acquisition and the addition of 38 horizontal wells to the undeveloped proved well inventory (Note 1.2.2).

(8)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2024	7.4	13.4	2.4
Increase (decrease) attributable to:
Review of prior estimates (2)	(7.2)	(13.4)	(2.4)
Production for the year (3)	(0.1)	(0.0)	(0.0)

Reserves as of December 31, 2025 (4)	0.0	0.0	0.0

(1)	It refers to crude oil, condensate, and LPG.
(2)
Review of prior estimates of proved developed and undeveloped reserves of crude oil
(-7.2
MMbbl) and natural gas
(-13.4
Bcf) are attributable to changes in the development plan resulting from the irrevocable relinquishment of entire the
CS-01
Area mentioned in Note 1.1.

(3)	Considering Vista Holding II’s output.
(4)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2023, and December 31, 2024:

Argentina	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2023	262.3	258.8	46.1
Increase (decrease) attributable to:
Review of prior estimates (2)	1.4	(5.2)	(0.9)
Extensions and discoveries (3)	73.5	49.2	8.7
Production for the year (4)	(22.0)	(20.6)	(3.7)

Reserves as of December 31, 2024 (5)	315.2	282.2	50.2

(1)	It refers to crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped crude oil reserves (+1.4 MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) results of well tests for Aguada Federal
(-0.21
MMbbl); (ii) Aguila Mora
(-
0.47
MMbbl); (iii) Bajada del Palo Este
(-
0.96
MMbbl); (iv) Bajada del Palo Oeste
(-
0.60
MMbbl); (v) Bajada del Palo Oeste (Farmout Agreement I and II)
(-
0.66
MMbbl and
-
0.42
MMbbl) respectively; (vi) other fields
(-
0.24
MMbbl); (vii) positive results in Bajada del Palo Este (+
3.02
MMbbl); Bajada del Palo Oeste (+
1.63
MMbbl); and (viii) combined effect of other fields (+
0.59
MMbbl).
(b) in connection with the undeveloped reserve: (i) changes in the development plan in Bajada del Palo Este
(-
0.11
MMbbl); and (ii) the combined effect of other fields
(-
0.17
MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves
(-
5.2
Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) decreased activity in Bajada del Palo Este
(-3.59
Bcf); (ii) lower performance and adjustment of the gas/oil ratio (“GOR”) in the wells of Bajada del Palo Oeste
(-
8.49
Bcf); and (iii) effect of other fields
(-
1.43
MMbbl). The positive results are related to wells in Aguada Federal (+
0.73
Bcf); Bajada del Palo Este (+
2.07
Bcf); Baja del Palo Oeste (+
1.91
Bcf); Entre Lomas in Rio Negro Province (+
3.42
Bcf) and; combined effect of other fields (+
2.57
Bcf).
(b) in connection with the undeveloped reserve: (i) they are related to an update in Aguada Federal due to the latest well results
(-
0.82
Bcf); and (ii) decrease in the development activities in Bajada del Palo Este, Bajada del Oeste, Bajada del Oeste and fields operated by Tango
(-
1.5
Bcf).

(3)	The changes in the proved developed and undeveloped reserves due to the extension and discovery of crude oil (+ 73.5 MMbbl) and natural gas (+ 49.2 Bcf) are mainly related to:
(a) in connection with the developed reserve: the increase are related: (i) the drilling success in Vaca Muerta formation of Aguada Federal with a 1 pad (3 wells) incorporating (+
2.68
MMbbl y +
2.25
Bcf); (ii) Bajada del Este with a 2 pad (8 wells) (+
6.80
MMbbl y +
3.52
Bcf); (iii) a 4 pad (13 wells) in Bajada del Palo Oeste incorporating (+
15.98
MMbbl y +
14.66
Bcf).
Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 5 pads (21 wells) in Bajada del Palo Oeste adding (+
24.99
MMbbl y +
23.36
Bcf); (ii) the addition of 2 pads (5 wells) in Bajada del Palo Este incorporating (+
5.61
MMbbl y +
2.82
Bcf); as well as (iii) the recategorizations in Bajada del Palo Oeste (Farmout Agreement I and II) adding (+
0.32
MMbbl y +
0.29
Bcf ).
(b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) Aguada Federal adding (+
4.11
MMbbl y +
3.48
Bcf), Bajada del Palo Este totaling (+
24.29
MMbbl y +
12.55
Bcf), and Bajada del Palo Oeste, totaling (+
19.64
MMbbl y +
12.72
Bcf).

(4)	Considering Vista Argentina’s output.

(5)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2023	7.3	15.9	2.8
Increase (decrease) attributable to:
Review of prior estimates (2)	0.3	(2.4)	(0.4)
Production for the year (3)	(0.2)	(0.0)	(0.0)

Reserves as of December 31, 2024 (4)	7.4	13.4	2.4

(1)	It refers to crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped crude oil reserves (+0.3 MMbbl) and natural gas (-2.4 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) increase of (+0.53 MMbbl) mainly related with successful performance of wells
V-1051
and
V-1052
and the last drilling campaign of wells
V-1001,
V-1002,
V-1004
and
V-1006;
partially offset by (ii) a negative revision due to the adjustment of GOR measured in the block resulting in a discount of
(-0.39
Bcf).
(b) in connection with the undeveloped reserve: (i)
(-0.22
MMbbl and
-2.05
Bcf) due to the change in PUD development plan due to the latest results in the drilling campaign.

(3)	Considering Vista Holding II’s output.
(4)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.
The following table shows the reconciliation of the Company’s reserve data between December 31, 2022, and December 31, 2023:

Argentina	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2022	205.1	238.9	42.5
Increase (decrease) attributable to:
Review of prior estimates (2)	(8.2)	(27.8)	(4.9)
Extensions and discoveries (3)	86.5	65.5	11.7
Purchases/sales of onsite proved reserves (4)	(5.4)	(2.6)	(0.5)
Production for the year (5)	(15.7)	(15.1)	(2.7)

Reserves as of December 31, 2023 (6)	262.3	258.8	46.1

(1)	It refers to Crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (-8.2 MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) results of well tests for Aguada Federal
(-0.54
MMbbl); (ii) Bajada del Palo Este
(-
0.71 MMbbl); (iii) Bajada del Palo Oeste
(-0.43
MMbbl); (iv) Bajada del Palo Oeste (Farmout Agreement II)
(-1.26
MMbbl) especially in wells targeting the organic horizon; (v) CAN
(-0.31
MMbbl) and the negative revision due to the retroactive adjustment of LPG plant in Entre Lomas Río Negro
(-0.88
MMbbl); (vi) positive results in Bajada del Palo Este (+0.38 MMbbl); Bajada del Palo Oeste (+0.33 MMbbl); Bajada del Palo Oeste (Farmout Agreement II) (+0.77 MMbbl); (vii) combined effect of other fields
(-0.06
MMbbl); and (viii) due to price changes
(-0.4
MMbbl) effect.
(b) in connection with the undeveloped reserve: (i) they are related to an adjustment in Aguada Federal due to the latest well results
(-5.82
MMbbl); (ii) the potential combined effect of other fields and rounding (+0.73 MMbbl), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in unconventional Bajada del Palo Oeste (Farmout Agreement I and II).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves
(-27.8
Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) they are associated with the lower performance and adjustment of the GOR in the wells of Aguada Federal
(-
4.3 Bcf), Bajada del Palo Este
(-2.62
Bcf), Bajada del Palo Oeste
(-4.51
Bcf), Bajada del Palo Oeste NOC
(-3.61
Bcf), Bajada del Palo Oeste (Farmout Agreement I)
(-3.28
Bcf), and Bajada del Palo Oeste (Farmout Agreement II)
(-1.44
Bcf); (ii) for price changes, the variation was
(-0.41
Bcf); and (iii) the rest due to the effect of other fields
(-1.75
Bcf).
(b) in connection with the undeveloped reserve: (i) they are related to an update in Aguada Federal due to the latest well results
(-6.58
Bcf); (ii) the potential combined effect of other fields and rounding (+0.70 Bcf), which includes the revision of reserves associated with the extension of the economic life of proved developed reserves in conventional Bajada del Palo Oeste, Bajada del Oeste, Bajada del Oeste (Farmout Agreement I), and Bajada del Oeste (Farmout Agreement II).

(3)	The changes in the proved developed and undeveloped reserves due to the extension and discovery of Crude oil (+86.5 MMbbl) and Natural gas (+65.5 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) the drilling success in Vaca Muerta formation of Bajada del Oeste with a pad (3 wells) adding (+3.18 MMbbl and +3.19 Bcf); (ii) a pad (4 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+2.7 MMbbl and +2.45 Bcf); (iii) a pad (4 wells) in Aguada Federal adding (+1.16 MMbbl and +1.44 Bcf), another pad (2 wells) in Águila Mora, adding (+1.51 MMbbl and +1.15 Bcf); and (iv) two wells in Bajada del Palo Este totaling (+3.10 MMbbl and +0.8 Bcf).
Also, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the drilling success in Vaca Muerta formation of 2 pads (8 wells) in Bajada del Palo Oeste adding (+7.84 MMbbl and +7.90 Bcf); (ii) the addition of 2 pads (8 wells) in Bajada del Palo Oeste (Farmout Agreement II), incorporating (+6.94 MMbbl and +6.99 Bcf); as well as (iii) the drilling in a well in Entre Lomas Río Negro adding (+0.22 MMbbl and +2.06 Bcf).
(b) in connection with the undeveloped reserve enable by the activity of drilling in Vaca Muerta formation of: (i) 4 pads (15 wells) in Aguada Federal adding (+9.09 MMbbl and +9.09 Bcf), 11 pads (24 wells) in Bajada del Palo Este totaling (+28.91 MMbbl and +12.05 Bcf), 9 pads (33 wells) in Bajada del Palo Oeste, totaling (+36.85 MMbbl and +35.33 Bcf).

(4)	The changes in the purchase of Crude oil (-5.4 MMbbl) and Natural gas (-2.6 Bcf) are mainly related to the agreement signed with Aconcagua mentioned in Note 3.2.7.
(5)	Considering Vista Argentina’s output.
(6)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums.

Mexico	Crude oil (1)	Natural gas	Natural gas
	(MMBbl)	(Bcf)	(MMBbl equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2022	2.9	6.0	1.1
Increase (decrease) attributable to:
Review of prior estimates (2)	4.6	10.0	1.7
Production for the year (3)	(0.2)	(0.1)	(0.0)

Reserves as of December 31, 2023 (4)	7.3	15.9	2.8

(1)	It refers to Crude oil, condensate, and LPG.
(2)	The changes from prior-estimate revisions of proved developed and undeveloped Crude oil reserves (+4.6 MMbbl) are mainly related to:
(a) in connection with the developed reserve: (i) due to the extension of (+0.2 MMbbl) from the successful drilling of two new Vernet-1051 and 1052 blocks; and (ii) the rounding effect
(-0.1
MMbbl).
(b) in connection with the undeveloped reserve: (i) (+0.5 MMbbl) due to the latest drilling and discovery campaigns in Amate and Encajonado formations; (ii) an increase of (+3.1 MMbbl) because cash-paid royalties for reserves and production volumes are not discounted; and (iii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.9 MMbbl).
The changes from prior-estimate revisions of proved developed and undeveloped Natural gas reserves (10.0 Bcf) are mainly related to:
(a) in connection with the developed reserve: (i) The lower performance and price decrease
(-0.4
Bcf); and (ii) due to the extension of (+3.3 Bcf) from the successful drilling of two new Vernet-1051 and 1052 blocks.
(b) in connection with the undeveloped reserve: (i) an increase of (+6.4 Bcf) because cash-paid royalties for reserves and production volumes are not discounted; and (ii) an increase due to the extension of acreage from the drilling campaign in the same blocks with Vernet-1053 and 1054 wells, resulting in an increase of (+0.7 Bcf).
In addition, there is a neutral effect from the conversion of proved undeveloped reserves to proved developed reserves generated by: (i) the successful drilling campaign of Vernet-1001, 1002, 1004, 1005, and 1006 (+1.65 MMbbl and +1.67 Bcf).

(3)	Considering Vista Holding II’s output.
(4)	Reserves included in this note have been rounded for ease of presentation. For this reason, certain calculations may have nonmaterial differences in the sums
Standardized measure of future discounted cash flow (net)
The following table describes estimated future cash flows from the future production of proved developed and undeveloped reserves of crude oil, condensate, LPG and natural gas. As established by SEC Modernization of Oil and Gas Reporting rules and ASC 932 of the FASB Accounting Standards Codification (“ASC”) relating to Extractive Activities—Oil and Gas (formerly SFAS 69 Disclosures about Oil and Gas Producing Activities), these cash flows were estimated using the twelve-month average of the first day-of-the-month
benchmark prices as adjusted for location and quality differentials and using a 10% annual discount factor. Future development and abandonment costs include estimated drilling costs, development and exploitation facilities and abandonment costs. These future development costs were estimated based on VISTA assessments. Future income tax was calculated by applying the statutory tax rates effective in Argentina in each period.
This standardized measure is not intended to be, and should not be, interpreted as an estimate of the market value of the Company’s reserves. The purpose of this information is to provide standardized data to help the users of the financial statements to compare different companies and make certain projections. This information does not include, among others, the effect of future changes in price costs and tax rates, which past experience shows that they are likely to occur, and the effect of the future cash flows of reserves that have not been classified as proved reserves yet, of a discount factor that best represents the value of money over time and of the risks inherent in crude oil and natural gas production. These future changes may have a major impact on future net cash flows disclosed below. Therefore, this information does not necessarily show the Company’s perception on future discounted cash flow, net, of the hydrocarbon reserve.

	As of December 31, 2025 (1)	As of December 31, 2024 (1)	As of December 31, 2023 (1)
Future cash flows	34,105	23,298	18,771
Future production costs	(9,965)	(6,956)	(5,573)
Future development and abandonment costs	(5,365)	(4,244)	(3,198)
Future income tax	(6,571)	(4,249)	(3,477)

Discounted future net cash flows	12,203	7,849	6,523
10% annual discount	(5,597)	(3,817)	(3,133)

Standardized measure of discounted future net cash flows	6,607	4,032	3,390

(1)	Amounts expressed in millions of US Dollars (“MM USD”).

Changes in the standardized measure of future discounted cash flow (net)
The following table shows the changes in the standardized measure of future discounted cash flow, net, for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025 (1)	Year ended December 31, 2024 (1)	Year ended December 31, 2023 (1)
Standardized measure of future discounted cash flow, net, at beginning of year	4,032	3,390	3,241

Sales of crude oil, LPG and natural gas produced, net of production costs	(1,940)	(1,163)	(841)
Net changes in selling prices and production costs related to future production (2)	(665)	327	(243)
Net changes from extensions, discoveries and improvements (3)	3,961	2,646	2,997
Estimated development costs previously incurred	604	1,165	669
Net changes from revisions of workload estimates (4)	(13)	11	(286)
Net changes in estimated future development costs (5)	(648)	(1,096)	(1,053)
Net changes from on-site purchases and sales of minerals (6)	2,240	—	(131)
Cumulative discount	403	339	324
Net changes in income tax (7)	(1,367)	(1,587)	(1,287)

Changes in the standardized measure of future discounted cash flow for the year	2,575	642	149

Standardized measure of future discounted cash flow at end of year	6,607	4,032	3,390

(1)	Amounts expressed in MM USD.

(2)
For the year ended December 31, 2025, primarily affected by an increase in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which decrease from
69.44
USD/bbl to
63.99
USD/bbl of crude oil; the increase of condensate, and C5+, from
25.72
USD/bbl to
32.70
USD/bbl of LPG, and the decrease from
3.89
USD per thousand cubic foot (“USD/Kft
3
) to
3.19
USD/Kft
3
of sales gas. Also, for the year ended December 31, 2024, primarily affected by an increase in the prices of crude oil, petroleum condensate, natural gas, and LPG in Argentina, which increased from
66.50
USD/bbl to
69.44
USD/bbl of crude oil, condensate, and C5+, from
25.40
USD/bbl to
25.72
USD/bbl of LPG, and from
3.55
USD per thousand cubic foot (“USD/Kft
3
) to
3.89
USD/Kft
3
of sales gas

(3)
For the year ended December 31, 2025, mainly related to the extension of the proved area due to the addition of 63 wells in proved reserves in Bajada del Palo Oeste area in the Vaca Muerta formation with positive results. It also reflects the addition of proved reserves from the unconventional Bajada del Palo Este area, including 28 additional wells, and the addition of 2 wells in the unconventional Aguada Federal area. Also, for the year ended December 31, 2024, mainly related to the extension of the proved area due to the addition of 52 wells in proved reserves in Bajada del Palo Oeste area in Vaca Muerta formation with positive results, also related to the addition of proved reserves from the unconventional Bajada del Palo Este area with 34 additional wells and a total of 15 wells were added in the unconventional Aguada Federal.

(4)
For the years ended December 31, 2025, and 2024, mainly affected by the extension in the economic limits of assets due to a decrease or increase in the prices of crude oil, petroleum condensate, natural gas and LPG, detailed in point (2).

(5)	For the years ended December 31, 2025, and 2024, related to cost development revisions of the unconventional area of Bajada del Palo Oeste, Bajada del Palo Este and Aguada Federal.

(6)	For the year ended December 31, 2025 related with: (i) the agreement signed with Trafigura (Note 1.2.1) and; (ii) the acquisition of LACh (Note 1.2.2).

(7)	For the year ended December 31, 2025, and 2024, the change is due to higher expected revenue mainly from the extensions and (decrease) increases in hydrocarbon prices.